Other information about investments - Non controlling interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investments
Non-current assets	€ 90,269	€ 79,888
Non-current liabilities	48,075	49,970
Profit (loss)	13,961	5,840	€ (8,628)
Total other comprehensive income (loss)	15,718	7,891	(11,408)
Net cash provided by operating activities	17,460	12,861	4,822
Net cash used in investing activities	(7,018)	(12,022)	(4,587)
Net cash used in financing activities	(8,542)	(2,039)	3,253
Net increase (decrease) in cash and cash equivalents	1,916	(1,148)	3,419
Profit attributable to non-controlling interest	€ 74	€ 19	€ 7
EniPower Group
Disclosure of detailed information about investments
Non controlling interest (%) (as a percent)	49.00%
Current assets	€ 547
Non-current assets	812
Current liabilities	587
Non-current liabilities	34
Revenues	1,636
Profit (loss)	171
Total other comprehensive income (loss)	171
Net cash provided by operating activities	228
Net cash used in investing activities	(52)
Net cash used in financing activities	(11)
Net increase (decrease) in cash and cash equivalents	(192)
Profit attributable to non-controlling interest	54
Dividends paid to minority interest	€ 59